12 Net finance costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of net financial costs [line items]
Total financial income	$ 55	$ 78	$ 176
Total finance costs	(9,276)	(9,205)	(10,416)
Total other finance costs	(1,890)	(4,796)	(4,114)
Total net finance costs	(11,111)	(13,923)	(14,354)
Financial interest [member]
Summary of net financial costs [line items]
Total financial income	25	75	72
Other interest [member]
Summary of net financial costs [line items]
Total financial income	30	3	104
Commercial interest [member]
Summary of net financial costs [line items]
Total finance costs	(5,986)	(4,069)	(6,191)
Interest and other [member]
Summary of net financial costs [line items]
Total finance costs	(3,170)	(5,106)	(4,159)
Fiscal interest [member]
Summary of net financial costs [line items]
Total finance costs	(109)	(7)	(48)
Bank fees and expenses [member]
Summary of net financial costs [line items]
Total finance costs	(11)	(23)	(18)
Changes in fair value of financial assets [member]
Summary of net financial costs [line items]
Total other finance costs	989	383	1,563
Net gain from the repurchase of Corporate Notes [member]
Summary of net financial costs [line items]
Total other finance costs	415	622	10
Exchange differences [member]
Summary of net financial costs [line items]
Total other finance costs	(2,955)	(5,674)	(5,506)
Adjustment to present value of receivables [member]
Summary of net financial costs [line items]
Total other finance costs	(129)	(104)	(1)
Recovery of provision for credit RDSA [member]
Summary of net financial costs [line items]
Total other finance costs
Other finance costs [member]
Summary of net financial costs [line items]
Total other finance costs	$ (210)	$ (23)	$ (180)